Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203-402-1624 Elizabeth.Gioia@prudential.com

May 11, 2026

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:    Pruco Life Insurance Company
Registration Statement on Form S-1
File No. 333-293964

Members of the Commission:

On behalf of the above-referenced Registrant, submitted for filing is Pre-Effective Amendment No. 1 (“PEA No. 1”) to the Registration Statement filed on Form S-1 (the “Registration Statement”) for ActiveIncome Contingent Deferred Annuity - III, an individual contingent deferred annuity contract. Please note that we have changed the name to ActiveIncome Contingent Deferred Annuity - III from ActiveIncome Contingent Deferred Annuity - LPL to accommodate business needs.

The prospectus contained in PEA No. 1 reflects revisions made in response to comments received from the SEC staff on April 28, 2026, to which we responded in a Correspondence filing dated May 1, 2026 (Accession No. 0000777917-26-000067). Additionally, below is the response to SEC staff comments received May 8, 2026:

Comment: As a follow up to our discussion regarding transferring to "another approved program," please consider deleting disclosure in the prospectus referring to transferring to another approved program.

Response: Registrant has deleted disclosure regarding "another approved program" throughout the prospectus and reverted back to language in our other registered contingent deferred annuities.

Further, Registrant has received the final versions of material agreements and is including them in this PEA No. 1, therefore we no longer need to submit a POS-EX filing as anticipated in the May 1 Correspondence Filing.

In addition, PEA No. 1 updates financials and includes exhibits that were not filed as part of the initial Registration Statement on Form S-1 and is intended to complete the Registration Statement.

It is our intention that PEA No. 1 become effective on May 14, 2026, or as soon thereafter as practicable. An acceleration request pursuant to Rule 461 under the Securities Act accompanies this filing.

If you have any questions, please call me at (203) 402-1624.

Very truly yours,

/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
Vice President, Corporate Counsel